Note 24 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount

January 1, 2019	10,603,153	55,102
Shares issued - share-based payment - employees	159,888	963
December 31, 2019	10,763,041	56,065
Shares issued:
- share-based payment - employees (note 30.1(a))	25,553	216
- options exercised	5,000	30
- equity raise *	597,963	12,538
- Blanket shares purchased from Fremiro (note 6)	727,266	5,847
December 31, 2020	12,118,823	74,696